Employee Compensation and Benefit Plans Employee Retirement Savings and Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employer retirement savings plan, matching contributions	$ 83	$ 73	$ 66
Long Term Incentive Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense	0	27	44
Payments	$ 52	$ 57	$ 60